Shareholder Fees - ESG US Corporate Bond ETF - ETF Shares	Sep. 22, 2020 USD ($)
Shareholder Fees:
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none
Transaction Fee on Conversion to ETF Shares	none